Balances and Transactions with Related Parties (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Research and development	₪ 18,777	$ 5,416	₪ 7,794	₪ 7,906
Marketing, general and administrative	4,879	1,407	₪ 4,106	₪ 3,397
2015 [Member]
Research and development	1,539
Marketing, general and administrative	1,032
2016 [Member]
Research and development	1,072
Marketing, general and administrative	1,898
2017 [Member]
Research and development	1,575	454
Marketing, general and administrative	₪ 1,098	$ 317